FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2024
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
19.	FAIR VALUE MEASUREMENTS

The fair value of these financial instruments are summarized below:

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	September 30, 2023
	RMB	RMB	RMB	RMB
Convertible Notes
- 2026 Convertible Notes	3,381,686	—	—	3,381,686
- 2027 Convertible Notes	—	—	1,421,600	1,421,600
Liabilities	3,381,686	—	1,421,600	4,803,286

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	September 30, 2024
	RMB	RMB	RMB	RMB
Short-term investments:
- Wealth management product	—	15,879	—	15,879
Available-for-sale debt securities	—	—	42,689	42,689
Assets	—	15,879	42,689	58,568

Convertible Notes
- 2027 Convertible Notes	—	—	1,793,894	1,793,894
Liabilities	—	—	1,793,894	1,793,894

The 2026 Convertible Notes are classified within Level 1 because they are valued by using quoted market prices.

Short-term investments are valued based on price per unit quoted by financial institution and are classified within Level 2 of the fair value hierarchy.

The 2027 Convertible Notes and long-term investments are classified within Level 3. The fair value of 2027 Convertible Notes is measured using binomial tree pricing model that involves several parameters including the Company’s stock price, stock price volatility determined from the Company’s historical stock prices, the remaining maturity term and the discount rate. The fair values of 2027 Convertible Notes as of September 30, 2023 and 2024 were estimated with the following key assumptions:

	As of September 30	As of September 30
	2023	2024
Volatility	90.48%	80.00%
Discount rate	15.78%	13.34%
Risk-free interest rate	4.70%	3.63%

The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair value of derivative liability.

19.	FAIR VALUE MEASUREMENTS (CONTINUED)

The Company measures equity investments elected to use the measurement alternative at fair value on a nonrecurring basis, in the cases of an impairment charge is recognized, fair value of an investment is remeasured in an acquisition/a disposal, and an orderly transaction for identical or similar investments of the same issuer was identified.

The following tables presented a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

2027 Convertible Notes
RMB
Fair value at August 20, 2024	1,683,270
Changes in fair value through the earnings	135,075
Due to instrument-specific credit changes in other comprehensive income	7,109
Foreign currency translation adjustiment	(31,560)
Fair value at September 30, 2024	1,793,894

Derivative liability
RMB
Fair value at December 31, 2023	188,706
Changes in fair value	(132,538)
Foreign currency translation adjustiment	892
Fair value immediately prior to the extinguishment	57,060